INCOME TAXES - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,631	$ 1,691	$ 4,133
Additions resulting from current year positions
Additions for positions taken in prior years			804
Expiration of statute of limitations		(60)	(3,246)
Balance at end of year	$ 1,631	$ 1,631	$ 1,691